As filed with the Securities and Exchange Commission on January 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedules of Investments.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Investments
November 30, 2012 (Unaudited)

		Shares	Value
COMMON STOCKS - 76.7%
Consumer Discretionary - 13.3%
Acquity Group Ltd. - ADR ^†		11,876	$74,225
Advance Auto Parts, Inc. *		12,700	929,005
Aeropostale ^*		10,000	138,100
American Eagle Outfitters, Inc.		30,000	636,000
Arbitron, Inc. *		14,500	527,365
BJ's Restaurants, Inc. ^*		11,388	390,495
Brinker International, Inc. *		5,259	157,507
Chico's FAS, Inc. *		47,290	881,959
Christopher & Banks Corp.		117,346	536,271
Coinstar, Inc. ^*		2,611	122,821
Cooper Tire & Rubber Co.		772	19,285
Deckers Outdoor Corp. ^*		25,929	992,821
DIRECTV ^*		10,000	497,000
Expedia, Inc.		5,000	309,300
Francesca's Holdings Corp. ^*		10,078	262,330
Grand Canyon Education, Inc. ^		5,504	130,335
Jones Group, Inc. *		58,720	690,547
Leapfrog Enterprises, Inc. ^*		14,822	135,028
LKQ Corp. ^*		48,477	1,062,616
National CineMedia, Inc. *		63,010	901,043
Ruby Tuesday, Inc. ^*		49,782	388,797
Rue21, Inc. ^*		38,720	1,111,651
Scientific Games Corp. ^*		132,010	1,099,643
Shutterfly, Inc. ^*		38,608	1,040,486
Target Corp. *		13,500	852,255
TravelCenters Of America LLC ^		15,867	70,291
Under Armour, Inc. ^*		11,723	607,603
Xueda Education Group - ADR ^†*~		121,070	359,578
			14,924,357

Consumer Staples - 1.5%
Adecoagro SA ^†		26,853	238,992
CVS Caremark Corp. *		24,600	1,144,146
The Fresh Market, Inc. ^*		3,163	163,938
Usana Health Sciences, Inc. ^		2,988	123,345
			1,670,421

Energy - 4.5%
Core Laboratories NV †*		4,914	507,027
Dril-Quip, Inc. ^*		6,883	484,357
Forum Energy Technologies, Inc. ^		9,728	245,535
HollyFrontier Corp.		5,792	262,551
Marathon Petroleum Corp.		4,297	255,843
National Oilwell Varco, Inc.		3,345	228,464
Oceaneering International, Inc.		4,984	262,557
Seadrill Ltd. †		4,980	191,879
Suncor Energy, Inc. †		3,961	129,168
Tesoro Corp.		9,648	407,917
Valero Energy Corp. *		11,935	385,023
Western Refining, Inc. *		5,423	157,538
World Fuel Services Corp. *		39,850	1,552,158
			5,070,017

Financials - 9.6%
Affiliated Managers Group, Inc. ^*		9,480	1,221,688
American Financial Group, Inc. *		3,410	135,207
Argo Group International Holdings Ltd. †		1,362	45,205
Assured Guaranty Ltd. †*		9,056	126,331
Berkshire Hathaway, Inc. - Class B ^*		6,000	528,480
BNC Bancorp *		6,363	53,895
Broadway Financial Corp. ^		3,470	2,811
Carolina Bank Holdings, Inc. ^*		3,286	24,316
Carrollton Bancorp ^*		1,519	8,279
Colony Bankcorp, Inc. ^*		5,391	20,540
ECB Bancorp, Inc. *		5,316	75,700
EMC Insurance Group, Inc.		2,643	57,987
Farmers National Banc Corp. *		14,734	90,172
Federal Agricultural Mortgage Corp. *		5,306	178,706
Financial Engines, Inc. ^*		44,250	1,160,235
First Bancorp - Puerto Rico ^†*		33,009	133,686
First Community Bancshares, Inc. *		9,933	152,968
First Financial Holdings, Inc. *		12,288	165,765
First South Bancorp, Inc. ^*		40,019	208,099
First United Corp. ^*		135	1,062
Firstbank Corp.		110	1,206
FirstService Corp. ^†*		11,127	320,903
FXCM, Inc. *		11,974	119,860
Greenlight Capital Re Ltd. ^†*		31,193	721,494
Hopfed Bancorp, Inc. *		1,672	14,312
Intervest Bancshares Corp. ^*		17,100	66,519
JPMorgan Chase & Co. *		3,770	154,872
Lincoln National Corp. *		3,360	82,992
LNB Bancorp, Inc. *		6,371	41,284
Metlife, Inc. *		3,613	119,915
MetroCorp Bancshares, Inc. ^*		173	1,682
Nelnet, Inc. *		4,869	139,205
New Hampshire Thrift Bancshares, Inc. *		3,070	38,467
Oak Ridge Financial Services, Inc. ^		15,257	64,079
Och-Ziff Capital Management Group *		14,624	139,220
Oriental Financial Group †*		12,230	147,249
Parke Bancorp, Inc. ^*		23,653	118,738
Peoples Bancorp of North Carolina *		271	2,677
QCR Holdings, Inc. *		427	5,965
Republic Bancorp, Inc. *		5,551	113,629
Shore Bancshares, Inc. *		21,716	116,832
Signature Bank ^*		16,200	1,136,592
Southwest Bancorp, Inc. ^*		11,492	125,263
Suffolk Bancorp ^*		2,875	35,851
Summit Financial Group, Inc. ^*		14,012	69,079
SunTrust Banks, Inc. *		7,618	206,829
The Hartford Financial Services Group, Inc. *		12,533	265,449
Timberland Bancorp, Inc. ^*		35,435	220,760
Torchmark Corp. *		2,838	147,548
Union First Market Bankshares Corp.		7,361	112,550
United Fire Group, Inc.		6,080	126,038
Virtus Investment Partners, Inc. ^*		10,455	1,200,861
VSB Bancorp, Inc. *~		3,328	35,011
W.R. Berkley Corp. *		3,492	138,807
Zillow, Inc. ^		2,302	63,351
			10,806,221

Health Care - 7.3%
Abiomed, Inc. ^*		61,810	825,163
Accuray, Inc. ^*		80,829	507,606
Affymetrix, Inc. ^*		122,630	408,358
Align Technology, Inc. ^*		29,770	815,400
AmerisourceBergen Corp. *		3,201	135,146
Anika Therapeutics, Inc. ^		12,266	145,107
Astex Pharmaceuticals, Inc. ^		40,481	112,537
AstraZeneca PLC - ADR †*		2,507	119,183
BioMarin Pharmaceutical, Inc. ^*		23,879	1,160,519
Cambrex Corp. ^*		11,374	124,773
Community Health Systems, Inc. ^*		5,007	147,506
Conceptus, Inc. ^		11,641	242,249
DepoMed, Inc. ^*		22,084	132,946
Five Star Quality Care, Inc. ^		24,959	122,798
Hologic, Inc. ^*		53,380	1,018,490
Johnson & Johnson *		2,111	147,200
Masimo Corp. ^*		11,525	238,798
McKesson Corp. *		1,531	144,634
Merck & Co., Inc. *		3,357	148,715
Novartis AG - ADR †*		2,234	138,620
Puma Biotechnology, Inc. ^		15,536	320,042
Surmodics, Inc. ^		6,893	138,825
Synergy Pharmaceuticals, Inc. ^		27,360	152,122
Transcept Pharmaceuticals, Inc. ^*		19,236	103,682
Vertex Pharmaceuticals, Inc. ^		7,616	303,041
Wellcare Health Plans, Inc. ^*		2,095	101,126
Zimmer Holdings, Inc. *		2,021	133,325
Zogenix, Inc. ^*		46,417	122,541
			8,210,452

Industrials - 12.7%
51job, Inc. - ADR ^†		4,561	241,140
Acuity Brands, Inc.		3,204	211,945
Aerovironment, Inc. ^		5,586	114,010
Air Transport Services Group, Inc. ^*		55,820	211,558
Aircastle Ltd. †		12,052	137,031
American Reprographics Co. ^*		100,872	254,197
Atlas Air Worldwide Holdings, Inc. ^*		9,370	405,534
Barrett Business Services, Inc. *		4,914	163,391
Blount International, Inc. ^*		40,000	570,800
Echo Global Logistics, Inc. ^		17,921	314,872
Enersys ^*		3,611	125,807
Equifax, Inc. *		3,314	169,809
ESCO Technologies, Inc. *		14,170	520,039
Expeditors International of Washington, Inc. *		3,365	125,918
General Cable Corp. ^*		4,145	119,003
Graco, Inc. *		25,601	1,264,945
H & E Equipment Services, Inc. *		15,237	236,935
HEICO Corp. *		18,090	744,946
Huron Consulting Group, Inc. ^*		15,872	522,824
IHS, Inc. ^*		11,597	1,068,548
II-VI, Inc. ^*		3,118	53,349
Innerworkings, Inc. ^*		28,475	370,460
Landstar System, Inc. *		25,714	1,300,357
Lydall, Inc. ^		4,629	60,594
MasTec, Inc. ^*		47,620	1,087,641
Northrop Grumman Corp. *		1,857	123,862
Northwest Pipe Co. ^		651	13,411
Owens Corning, Inc. ^*		7,000	242,060
Portfolio Recovery Associates, Inc. ^*		1,822	180,050
Raytheon Co. *		2,649	151,337
Republic Airways Holdings, Inc. ^*		26,410	153,442
Rexnord Corp. ^		1,804	38,570
Snap-On, Inc. *		4,000	317,760
Stantec, Inc. †		3,045	114,157
The ADT Corporation ^*		3,687	169,233
The Middleby Corp. ^*		2,200	280,258
TransDigm Group, Inc. *		5,507	749,062
Trinity Industries, Inc. *		4,917	156,213
URS Corp. *		7,131	268,696
Waste Connections, Inc. *		16,633	547,558
Xylem, Inc. *		12,000	313,080
			14,214,402

Information Technology - 22.0%
Accenture PLC †*		2,364	160,563
ANSYS, Inc. ^*		5,405	358,514
Apple, Inc.		908	531,434
Arris Group, Inc. ^*		70,990	991,730
ASML Holding NV - ADR †		4,323	270,476
Broadridge Financial Solutions, Inc. *		22,410	529,100
Brocade Communications Systems, Inc. ^*		193,920	1,101,466
Cardtronics, Inc. ^*		31,320	718,481
Computer Sciences Corp. *		4,663	177,474
Concur Technologies, Inc. ^*		6,772	444,988
Ericsson - ADR ^†		14,854	139,479
FARO Technologies, Inc. ^*		6,246	220,359
Google, Inc. ^		718	501,430
Hittite Microwave Corp. ^*		13,520	820,394
Hollysys Automation Technologies Ltd. ^†		55,003	597,332
IAC InterActiveCorp *		2,931	138,197
Informatica Corp. ^*		29,260	786,216
InterDigital, Inc. *		8,994	383,864
International Rectifier Corp. ^*		46,980	802,418
IPG Photonics Corp. ^*		1,070	63,237
j2 Global, Inc.		4,392	132,814
Kulicke & Soffa Industries, Inc. ^*		20,527	234,624
Liquidity Services, Inc. ^*		26,287	1,079,344
Magnachip Semiconductor Corp. ^		10,385	130,851
Microsoft Corp. *		58,008	1,544,173
Monster Worldwide, Inc. ^*		77,816	423,319
National Instruments Corp. *		16,839	409,524
NCR Corp. ^		11,720	280,460
Newport Corp. ^		61,020	777,395
NIC, Inc. *		9,668	145,117
Oracle Corp.		17,700	568,170
Plantronics, Inc.		25,390	853,866
Polycom, Inc. ^*		82,306	860,921
Power-One, Inc. ^		20,035	83,145
Qualcomm, Inc.		13,365	850,281
RealPage, Inc. ^*		17,565	347,611
Rovi Corp. ^*		50,220	770,375
Rudolph Technologies, Inc. ^*		12,393	137,066
ServiceSource International, Inc. ^*		79,184	406,214
Solera Holdings, Inc. *		12,782	661,596
Spreadtrum Communications, Inc. - ADR †		20,717	384,922
SPS Commerce, Inc. ^		6,585	242,723
Stamps.com, Inc. ^		13,483	342,064
Taiwan Semiconductor - ADR †		27,237	470,383
The Ultimate Software Group, Inc. ^*		5,111	483,041
VeriFone Systems, Inc. ^*		39,377	1,196,667
Wayside Technology Group, Inc.		948	10,570
XO Group, Inc. ^		14,983	118,366
Yahoo, Inc. ^		54,641	1,025,611
			24,708,365

Materials - 3.2%
CF Industries Holdings, Inc. *		3,001	642,304
Companhia Siderurgica Nacional SA - ADR †*		36,825	177,865
Eldorado Gold Corp. †*		9,729	140,876
Georgia Gulf Corp. *		3,482	159,684
Headwaters, Inc. ^*		29,911	227,324
Monsanto Co.		7,430	680,514
New Gold, Inc. ^†*		29,208	310,481
NovaGold Resources Inc. ^†*		21,399	95,012
Pan American Silver Corp. †*		11,924	227,152
Potash Corp. of Saskatchewan - ADR †		9,215	354,962
Royal Gold, Inc. *		1,732	139,876
First Trust Morningstar Dividend Leaders Index Fund		31,329	93,047
The Mosaic Co.		7,007	378,798
			3,627,895

Telecommunication Services - 1.9%
AT&T, Inc.		27,849	950,486
MetroPCS Communications, Inc. ^		2,191	23,334
Telephone & Data Systems, Inc. *		5,026	115,648
US Cellular Corp. ^*		3,022	105,317
Verizon Communications, Inc.		22,179	978,538
			2,173,323

Utilities - 0.7%
Genie Energy Ltd. *		13,497	92,185
ITC Holdings Corp. *		8,588	674,587
			766,772

TOTAL COMMON STOCKS (Cost $80,011,793)			86,172,225

PREFERRED STOCKS - 0.1%
Genie Energy Ltd. ^		13,498	94,216
TOTAL PREFERRED STOCKS (Cost $106,160)			94,216

EXCHANGE-TRADED FUNDS - 5.3%
Guggenheim China Real Estate *		9,527	213,500
First Trust Morningstar Dividend Leaders Index Fund		16,803	315,392
Guggenheim S&P 500 Pure Growth ETF		7,754	378,550
iShares DJ Select Dividend Index Fund		6,498	374,545
iShares S&P 500 Growth Index Fund		5,676	433,079
iShares S&P GSCI Commodity-Indexed Trust ^		8,932	294,399
Market Vectors India Small Cap Index		24,831	278,604
PowerShares DB Commodity Index Tracking Fund ^		10,530	295,893
PowerShares DB G10 Currency Harvest Fund ^*		30,206	778,711
PowerShares S&P 500 Low Volatility *		32,898	920,486
SPDR S&P 500 ETF Trust *		1,920	272,755
Vanguard High Dividend Yield ETF		7,550	375,461
Vanguard U.S. Total Stock Market Shares Index ETF		4,487	327,013
WisdomTree Dividend ex-Financials Fund		6,717	374,674
WisdomTree LargeCap Dividend Fund		5,932	317,837
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,424,839)			5,950,899

WARRANTS - 0.0%
Tile Shop Holdings, Inc.
Expiration: November 2015, Exercise Price: $11.50		10,000	40,800
TOTAL WARRANTS (Cost $15,560)			40,800

PURCHASED OPTIONS - 2.2%
		Contracts
Call Options - 1.3%
DIRECTV
Expiration: January 2013, Exercise Price: $28.00		200	433,500
Express, Inc.
Expiration: January 2013, Exercise Price: $12.50		1,200	318,000
Monster Worldwide, Inc.
Expiration: January 2013, Exercise Price: $10.00		37	278
Expiration: January 2013, Exercise Price: $15.00		26	65
Expiration: January 2013, Exercise Price: $17.50		20	50
Expiration: January 2013, Exercise Price: $20.00		26	65
Expiration: January 2013, Exercise Price: $25.00		39	97
S&P 500 Index
Expiration: December 2012, Exercise Price: $1,325.00		10	89,800
SPDR S&P 500 ETF Trust
Expiration: March 2013, Exercise Price: $140.00		1,000	545,000
Verifone Systems, Inc.
Expiration: January 2013, Exercise Price: $60.00		16	120
Expiration: January 2014, Exercise Price: $30.00		37	22,015
Expiration: January 2014, Exercise Price: $35.00		100	39,500
Expiration: January 2015, Exercise Price: $32.00		32	23,360
Vertex Pharmaceuticals, Inc.
Expiration: January 2014, Exercise Price: $60.00		35	7,962
Expiration: January 2014, Exercise Price: $80.00		6	330
Total Call Options			1,480,142

Put Options - 0.9%
Blue Nile, Inc.
Expiration: February 2013, Exercise Price: $45.00		109	92,650
Expiration: February 2013, Exercise Price: $60.00		8	17,400
iShares Russell 2000 Index Fund
Expiration: December 2012, Exercise Price: $77.00		37	1,073
Solazyme, Inc.
Expiration: December 2012, Exercise Price: $15.00		36	26,820
Expiration: March 2013, Exercise Price: $25.00		12	21,180
SPDR S&P 500 ETF Trust
Expiration: March 2013, Exercise Price: $140.00		1,250	630,000
Tesla Motors, Inc.
Expiration: March 2013, Exercise Price: $46.00		102	153,510
Expiration: January 2014, Exercise Price: $40.00		24	34,320
Total Put Options			976,953

TOTAL PURCHASED OPTIONS (Cost $2,424,441)			2,457,095

SHORT-TERM INVESTMENTS - 25.0%		Shares
MONEY MARKET FUNDS - 25.0%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +		28,136,792	28,136,792
TOTAL SHORT-TERM INVESTMENTS (Cost $28,136,792)
TOTAL INVESTMENTS (Cost $116,119,585) - 109.3%			122,852,027
Liabilities in Excess of Other Assets - (9.3)%			(10,494,634)
TOTAL NET ASSETS - 100.0%			$112,357,393

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield at November 30, 2012.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~			Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of November 30, 2012, the value of these securities was $394,589 or 0.35% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
November 30, 2012 (Unaudited)

		Shares	Value
COMMON STOCKS - 30.5%
Consumer Discretionary - 5.6%
Ambow Education Holding - ADR †~		323,808	$922,853
Blue Nile, Inc.		17,122	673,580
Buckle, Inc.		3,000	153,450
Conns, Inc.		3,028	85,632
Ctrip.com International Ltd. - ADR †		2,637	50,367
Digital Generation, Inc.		20,105	213,515
Focus Media Holding - ADR †		6,355	154,363
Francesca's Holdings Corp.		5,780	150,453
Fred's, Inc.		43,502	578,577
Groupon, Inc.		68,492	286,981
Hibbett Sports, Inc.		2,279	122,473
Homeaway, Inc.		15,633	320,164
iRobot Corp.		12,228	230,376
Lululemon Athletica, Inc.		1,918	137,674
Lumber Liquidators Holdings, Inc.		2,301	123,518
Morgans Hotel Group		9,810	57,389
Netflix, Inc.		3,114	254,445
Nutrisystem, Inc.		8,370	66,876
PVH Corp.		2,210	253,244
Radioshack Corp.		85,596	173,760
ReachLocal, Inc.		27,125	297,290
Sony Corp. - ADR †		36,033	350,961
TAL Education Group - ADR †		15,654	140,886
Tesla Motors, Inc.		9,903	334,919
Tripadvisor, Inc.		894	34,142
Ulta Salon Cosmetics & Fragrance, Inc.		1,060	106,297
			6,274,185

Consumer Staples - 1.0%
Adecoagro SA		7,905	70,355
Calavo Growers, Inc.		2,965	71,338
Lifeway Foods, Inc.		8,853	73,214
Post Holdings, Inc.		3,976	136,933
Ralcorp Holdings, Inc.		1,184	105,542
Spectrum Brands Holdings, Inc.		2,460	117,662
Sysco Corp.		2,882	91,215
United Natural Foods, Inc.		6,334	327,911
Usana Health Sciences, Inc.		2,937	121,239
			1,115,409

Energy - 1.2%
Amyris, Inc.		138,225	391,177
Cheniere Energy, Inc.		5,219	87,679
Cimarex Energy Co.		1,216	73,106
Gulfport Energy Corp.		2,398	91,220
Isramco, Inc.		298	31,886
Kior, Inc.		47,406	305,769
Kodiak Oil & Gas Corp. †		10,518	90,244
Renewable Energy Group, Inc.		14,619	86,544
Solazyme, Inc.		27,389	204,322
			1,361,947

Financials - 1.5%
Calamos Asset Management, Inc.		24,183	236,993
Duff & Phelps Corp.		7,729	93,830
Coresite Realty Corp.		22,210	568,576
Protective Life Corp.		25,660	696,669
Zillow, Inc.		4,498	123,785
			1,719,853

Health Care - 6.7%
Abaxis, Inc.		21,090	795,937
Abiomed, Inc.		19,489	260,178
Acorda Therapeutics, Inc.		26,505	667,396
Chemed Corp.		4,157	283,009
Exact Sciences Corp.		17,561	172,273
Insulet Corp.		21,360	468,852
Ironwood Pharmaceuticals, Inc.		10,083	108,896
OPKO Health, Inc.		50,196	219,859
Questcor Pharmaceuticals, Inc.		21,982	570,433
Quidel Corp.		4,318	75,695
Regeneron Pharmaceuticals, Inc.		2,700	476,685
Sirona Dental Systems, Inc.		2,580	161,534
Spectrum Pharmaceuticals, Inc.		4,181	49,503
Synageva Biopharma Corp.		11,040	540,187
United Therapeutics Corp.		17,151	901,285
Valeant Pharmaceuticals International, Inc. †		14,396	795,811
Vivus, Inc.		76,741	867,173
Volcano Corp.		4,924	134,228
			7,548,934

Industrials - 2.5%
Asta Funding, Inc.		2,283	21,095
First Solar, Inc.		12,855	346,956
Fushi Copperweld, Inc.		14,040	130,151
Healthcare Services Group, Inc.		15,650	368,088
Meritor, Inc.		20,970	89,752
Polypore International, Inc.		2,036	83,578
Quad Graphics, Inc.		15,620	253,044
Rand Logistics, Inc.		7,632	48,997
Ritchie Bros. Auctioneers, Inc. †		7,010	160,599
RR Donnelley & Sons Co.		32,736	307,718
Smith (A.O.) Corp.		4,188	263,635
Tennant Co.		7,580	289,101
Thermon Group Holdings, Inc.		8,108	200,511
WESCO International, Inc.		4,100	265,065
			2,828,290

Information Technology - 11.4%
Accelrys, Inc.		10,478	92,311
Active Network, Inc.		15,493	83,043
Adtran, Inc.		3,463	68,013
Alcatel-Lucent - ADR †		315,090	346,599
Arm Holdings PLC - ADR †		4,172	155,699
Black Box Corp.		3,051	75,207
Brightcove, Inc.		11,555	112,315
Callidus Software, Inc.		17,403	73,267
Canon, Inc. - ADR †		8,106	285,169
Carbonite, Inc.		20,836	198,775
Cavium, Inc.		3,232	113,863
Compuware Corp.		17,158	160,427
Concur Technologies, Inc.		1,884	123,798
Dell, Inc.		44,838	432,238
DragonWave, Inc. †		122,530	297,748
Electronic Arts, Inc.		19,191	284,219
Extreme Networks, Inc.		75,507	271,825
EZchip Semiconductor Ltd. †		7,461	282,847
FARO Technologies, Inc.		2,150	75,852
GSI Group, Inc. †		6,970	52,902
Hittite Microwave Corp.		5,690	345,269
Ixys Corp.		6,183	50,082
j2 Global, Inc.		12,165	367,870
Jive Software, Inc.		20,908	302,330
Lexmark International, Inc.		19,334	470,396
Market Leader, Inc.		24,326	161,768
Mellanox Technologies Ltd. †		1,389	101,230
Nokia Corp. - ADR †		62,089	202,410
Numerex Corp.		6,495	73,264
NVE Corp.		4,920	261,252
Open Text Corp. †		16,180	928,894
PMC-Sierra, Inc.		10,910	56,187
Proofpoint, Inc.		16,193	178,123
QuinStreet, Inc.		4,626	28,913
Rackspace Hosting, Inc.		2,020	139,622
RealD, Inc.		7,148	75,483
Renren, Inc. - ADR †		67,989	233,202
Research In Motion †		35,389	410,512
Saba Software, Inc.		5,104	39,913
Salesforce.com, Inc.		1,852	292,005
SciQuest, Inc.		7,144	116,376
Seagate Technology †		14,829	372,208
Sigma Designs, Inc.		18,367	105,610
Sina Corp. †		1,435	65,321
Solarwinds, Inc.		1,142	63,986
SouFun Holdings Ltd. - ADR †		37,918	817,133
Spreadtrum Communications, Inc. - ADR		2,366	43,960
STmicroelectronics NV - ADR †		41,905	266,516
Tellabs, Inc.		69,704	248,146
TiVo, Inc.		7,681	89,868
Trulia, Inc.		649	11,539
Ultratech, Inc.		5,074	166,529
United Microelectronics - ADR †		146,391	279,607
Universal Display Corp.		3,075	73,431
Velti PLC, St. Helier †		24,814	84,616
VeriFone Systems, Inc.		5,663	172,099
Viasat, Inc.		1,717	65,641
Virnetx Holding Corp.		2,649	91,311
VistaPrint NV †		19,050	591,407
VMware, Inc.		2,980	271,031
Web.com Group, Inc.		19,930	301,142
Western Digital Corp.		3,594	120,183
Youku.com, Inc. - ADR †		3,470	59,198
			12,781,700

Materials - 0.3%
Avalon Rare Metals, Inc. †		37,060	52,255
Martin Marietta Materials		853	76,770
Sherwin-Williams Co.		1,400	213,528
			342,553

Telecommunication Services - 0.1%
Cogent Communications Group, Inc.		3,428	72,468

Utilities - 0.2%
Cadiz, Inc.		7,206	61,611
EQT Corp.		1,785	107,207
UIL Holdings Corp.		2,693	96,598
			265,416

TOTAL COMMON STOCKS (Proceeds $35,473,616)			34,310,755

EXCHANGE-TRADED FUNDS - 5.5%
iShares Barclays 20+ Year Treasury Bond Fund		15,000	1,871,850
iShares Russell 2000 Growth Index Fund		26,827	2,508,593
iShares Russell 2000 Index Fund		16,684	1,369,923
Direxion Daily Small Cap Bear 3x Shares		10,000	151,500
Direxion Daily Small Cap Bull3x Shares		4,000	231,320
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,014,070)			6,133,186
TOTAL SECURITIES SOLD SHORT (Proceeds $41,487,701)			$40,443,941

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
†	U.S. traded security of a foreign issuer or corporation.
~		Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of November 30, 2012, the value of this security was $922,853 or 0.82% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Options Written
November 30, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
SPDR S&P 500
Expiration: March 2013, Exercise Price: $147.00	1,000	$202,000
		202,000
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: December 2012, Exercise Price: $69.00	37	111
SPDR S&P 500
Expiration: March 2013, Exercise Price: $132.00	1,000	245,000
		245,111

TOTAL OPTIONS WRITTEN (Premiums received $490,698)		$447,111

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Open Futures Contracts
November 30, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Futures	35	$2,475,200	December 2012	$21,032

As of November 30, 2012, initial margin deposits of $122,500 have been pledged in connection with the open futures contracts.

Orinda SkyView Macro Opportunities Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 52.1%
Consumer Discretionary - 3.6%
Amazon.com, Inc. ^*	400	$100,820
American Axle & Manufacturing Holdings ^*	13,300	139,118
Comcast Corp. *	1,900	70,642
Ford Motor Co. *	27,200	311,440
Lennar Corp.	1,868	71,059
Liberty Interactive Corp. ^*	2,571	49,620
Liberty Ventures ^*	137	8,022
Mohawk Industries, Inc. ^	872	74,983
		825,704

Consumer Staples - 0.3%
Herbalife Ltd. †*	1,403	64,496

Energy - 17.7%
Approach Resources, Inc. ^*	4,800	112,752
Comstock Resources, Inc. ^*	12,550	205,820
Contango Oil & Gas Company ^	1,250	51,238
CVR Energy, Inc. ^*	1,604	73,367
Devon Energy Corp. *	5,400	279,018
Exxon Mobil Corp. *	5,775	509,008
Golar LNG Ltd. †*	1,134	44,317
Halliburton Co. *	2,072	69,101
Heckmann Corp. ^*	2,366	9,251
Helmerich & Payne, Inc. *	1,989	103,826
HollyFrontier Corp. *	8,942	405,341
Kinder Morgan, Inc. *	2,460	83,173
Marathon Oil Corp. *	8,400	259,140
Marathon Petroleum Corp. *	1,052	62,636
Newfield Exploration Co. ^	6,100	148,474
PDC Energy, Inc. ^*	7,425	266,409
Peabody Energy Corp.	2,000	50,220
Pioneer Natural Resources Co. *	1,200	128,400
Quicksilver Resources, Inc. ^	17,300	54,841
Rentech, Inc. ^*	5,792	16,333
Rex Energy Corp. ^*	16,750	220,262
RPC, Inc. *	6,237	72,100
Spectra Energy Corp. *	2,551	71,300
Suncor Energy, Inc. †*	6,175	201,367
Tesoro Corp. *	1,482	62,659
Transcanada Corp. †*	1,035	47,600
Valero Energy Corp. *	2,058	66,391
Weatherford International Ltd. ^†*	28,000	291,480
Williams Companies, Inc. *	2,342	76,911
		4,042,735

Financials - 4.7%
American Express Co.	900	50,310
BB&T Corp. *	1,474	41,523
Capital One Financial Corp. *	1,158	66,701
Comerica, Inc. *	2,349	69,507
Commerce Bancshares, Inc. *	2,055	73,522
Credit Suisse Group - ADR †*	3,748	88,490
Fidelity National Financial, Inc. *	2,870	69,483
Fifth Third Bancorp *	5,122	74,986
First American Financial Corp. *	5,009	119,214
Harris & Harris Group, Inc. ^*	3,955	12,775
Huntington Bancshares, Inc. *	10,388	63,886
JPMorgan Chase & Co.	1,200	49,296
KeyCorp *	8,932	72,171
Loews Corp.	1,500	61,320
Synovus Financial Corp. *	25,087	59,456
UBS AG †*	6,376	100,167
		1,072,807

Health Care - 3.0%
Abbott Laboratories *	922	59,930
Amgen, Inc.	535	47,508
Eli Lilly & Co. *	2,423	118,824
Johnson & Johnson	1,400	97,622
Merck & Co., Inc. *	2,110	93,473
Pfizer, Inc. *	8,766	219,325
ResMed, Inc.	1,157	47,541
		684,223

Industrials - 7.1%
Armstrong World Industries, Inc. *	1,400	70,714
Chart Industries, Inc. ^*	666	40,280
Chicago Bridge & Iron Co. NV †*	1,634	66,389
Danaher Corp. *	7,800	420,966
Dover Corp. *	2,300	146,257
L-3 Communications Holdings *	4,100	315,085
Nordson Corp.	773	47,300
Oshkosh Corp. ^*	2,875	84,381
Quanta Services, Inc. ^*	2,859	73,934
Triumph Group, Inc. *	4,300	282,123
United Parcel Service, Inc.	1,000	73,110
		1,620,539

Information Technology - 4.2%
Cisco Systems, Inc.	2,503	47,332
CVD Equipment Corp. ^*	3,084	27,262
Facebook, Inc. ^*	7,374	206,472
FEI Co. *	2,558	140,767
Google, Inc. ^*	150	104,755
Intel Corp.	2,500	48,925
International Business Machines Corp.	500	95,035
j2 Global, Inc. *	1,902	57,516
LinkedIn Corp. ^*	783	84,674
Qualcomm, Inc.	2,550	162,231
		974,969

Materials - 9.2%
Agnico-Eagle Mines Ltd. †*	1,565	87,327
Agrium, Inc. †*	571	58,254
Allied Nevada Gold Corp. ^	1,734	56,442
Anglogold Ashanti - ADR †*	2,570	79,593
AuRico Gold, Inc. ^†*	4,042	31,851
Barrick Gold Corp. †*	2,093	72,271
First Majestic Silver Corp. ^†*	4,279	98,417
Freeport-McMoRan Copper & Gold, Inc.	2,600	101,426
Goldcorp, Inc. †*	2,123	82,160
Hecla Mining Co.	8,880	51,504
Huntsman Corp. *	8,300	136,452
Kinross Gold Corp. †*	8,266	83,321
Louisiana Pacific Corp. ^	4,300	74,906
MAG Silver Corp. ^†*	4,117	40,100
Martin Marietta Materials *	3,575	321,750
New Gold, Inc. ^†*	7,146	75,962
Newmont Mining Corp. *	1,437	67,668
Pan American Silver Corp. †*	3,845	73,247
Rubicon Minerals Corp. ^†*	18,131	53,849
Sealed Air Corp. *	13,900	233,798
Silver Standard Resources ^†*	6,705	90,518
Timmins Gold Corp. ^†	15,570	49,824
Yamana Gold, Inc. †*	5,213	98,004
		2,118,644

Utilities - 2.3%
AGL Resources, Inc. *	1,585	61,783
Black Hills Corp. *	1,909	68,132
Centerpoint Energy, Inc. *	4,417	87,147
MDU Resources Group, Inc. *	4,667	96,700
National Fuel Gas Co. *	981	51,091
Questar Corp. *	3,972	77,931
Sempra Energy *	1,160	79,367
		522,151

TOTAL COMMON STOCKS (Cost $11,807,214)		11,926,268

REITS - 0.6%
Plum Creek Timber Co., Inc. *	1,753	75,116
Weyerhaeuser Co.	2,528	69,672
TOTAL REITS (Cost $146,853)		144,788

	Principal
	Amount
CORPORATE BONDS - 1.0%
Taseko Mines Ltd., 7.750%, 04/15/2019	$250,000	237,500
TOTAL CORPORATE BONDS (Cost $238,438)		237,500

	Shares
EXCHANGE-TRADED FUNDS - 12.1%
Currencyshares Swiss Franc Trust ^*	780	82,813
Greenhaven Continuous Commodity Index Fund ^*	2,123	63,372
iShares Barclays 1-3 Year Credit Bond Fund *	760	80,165
iShares Barclays 7-10 Year Treasury Bond Fund *	885	96,288
iShares Core Total U.S. Bond Market *	571	64,095
iShares Barclays Intermediate Credit Bond Fund *	578	64,539
iShares Barclays MBS Fixed Rate Bond Fund *	735	79,630
iShares Floating Rate Note Fund *	1,591	80,361
iShares iBoxx Investment Grade Corporate Bond Fund *	533	65,095
iShares Silver Trust ^*	16,119	521,611
Pimco Total Return ETF *	892	98,236
Powershares Emerging Markets Sovereign Debt Portfolio *	2,651	83,294
Powershares S&P 500 Buywrite Portfolio *	3,095	62,798
PowerShares S&P 500 Low Volatility Portfolio *	4,039	113,011
Powershares Senior Loan Portfolio *	2,581	63,802
Proshares Short QQQ ^*	1,915	48,833
Proshares Short Russell 2000 ^*	1,850	46,712
Proshares Short S&P 500 ^*	1,365	46,956
Schwab Short-Term US Treasury *	950	48,009
SPDR Barclays Capital Aggregate Bond *	812	48,054
SPDR Barclays Capital Intermediate Term Corporate Bond *	1,852	64,876
SPDR Barclays Capital International Treasury Bond *	798	48,870
SPDR DB International Government Inflation-Protected Bond *	794	50,141
SPDR Gold Trust ^*	3,798	630,658
Vanguard Extended Duration Treasury *	371	47,017
Vanguard Intermediate-Term Corporate Bond ^*	735	65,018
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,703,056)		2,764,254

PURCHASED OPTIONS - 2.8%
	Contracts
Call Options - 1.2%
SPDR S&P 500
Expiration: March 2013, Exercise Price: $140.00	500	272,500
Total Call Options		272,500

Put Options - 1.6%
S&P 500 Index
Expiration: March 2013, Exercise Price: $1,400.00	12	58,080
SPDR S&P 500
Expiration: March 2013, Exercise Price: $140.00	600	302,400
Total Put Options		360,480

TOTAL PURCHASED OPTIONS (Cost $664,049)		632,980

SHORT-TERM INVESTMENTS - 42.1%	Shares
MONEY MARKET FUNDS - 42.1%
Fidelity Government Portfolio - Class I, 0.01% +	9,623,993	9,623,993
TOTAL SHORT-TERM INVESTMENTS (Cost $9,623,993)		9,623,993
TOTAL INVESTMENTS (Cost $25,183,603) - 110.7%		25,329,783
Liabilities in Excess of Other Assets - (10.7)%		(2,456,359)
TOTAL NET ASSETS - 100.0%		$22,873,424

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^ Non-income producing.
+ The rate shown represents the fund's 7-day yield at November 30, 2012.
† U.S. traded security of a foreign issuer or corporation.
* All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Macro Opportunities Fund
Schedule of Securities Sold Short
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 25.0%
Consumer Discretionary - 1.6%
Borgwarner, Inc. ^	5,700	$377,910

Energy - 10.9%
Apache Corp.	2,650	204,288
Baker Hughes, Inc.	6,050	261,058
Carrizo Oil & Gas, Inc.	5,050	104,787
Chevron Corp.	2,400	253,656
CNOOC Ltd. - ADR †	436	92,938
Continental Resources, Inc.	5,125	352,087
Halcon Resources Corp.	32,800	202,704
Northern Oil and Gas, Inc.	14,125	221,762
Petrochina Co. Ltd. - ADR †	1,066	141,938
Petroleo Brasileiro SA - ADR †	2,870	51,574
Royal Dutch Shell PLC - ADR †	4,475	299,691
Valero Energy Corp.	9,175	295,986
		2,482,469
Financials - 0.7%
WestPac Banking Corp. - ADR †	1,129	150,959

Industrials - 7.4%
Caterpillar, Inc.	2,750	234,410
Eaton Corp.	6,775	353,384
Emerson Electric Co.	5,075	254,917
Kennametal, Inc.	3,700	141,044
Manitowoc, Company, Inc.	2,526	37,890
Northrop Grumman Corp.	5,450	363,515
Rockwell Collins, Inc.	4,650	265,887
Terex Corp. ^	1,799	43,518
		1,694,565

Materials - 4.4%
BHP Billiton Ltd. - ADR †	1,868	134,571
Dow Chemical Co.	10,580	319,410
Freeport-McMoRan Copper & Gold, Inc.	2,928	114,221
Sherwin-Williams Co.	925	141,081
Southern Copper Corp.	2,358	85,595
Teck Resources Ltd. †	1,855	62,458
Vale SA - ADR †	8,292	144,530
		1,001,866

TOTAL COMMON STOCKS (Proceeds $5,449,850)		5,707,769

EXCHANGE-TRADED FUNDS - 3.5%
iShares FTSE China 25 Index	6,341	235,441
iShares MSCI Australia Index	18,079	451,433
iShares MSCI Brazil	2,280	117,625
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $770,005)		804,499
TOTAL SECURITIES SOLD SHORT (Proceeds $6,219,855)		$6,512,268

ADR - American Depository Receipt
† U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Orinda SkyView Macro Opportunities Fund
Schedule of Options Written
November 30, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
SPDR S&P 500
Expiration: March 2013, Exercise Price: $147.00	500	$101,000

PUT OPTIONS
SPDR S&P 500
Expiration: March 2013, Exercise Price: $132.00	500	122,500
S&P 500 Index
Expiration: March 2013, Exercise Price: $1,275.00	12	20,160
		142,660

TOTAL OPTIONS WRITTEN (Premiums received $278,567)		$243,660

Orinda SkyView Macro Opportunities Fund
Schedule of Open Futures Contracts
November 30, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Three Month Euro Euribor Interest Rate Futures	4	1,297,730	September 2013	$(6)
90-Day Euro Dollar Futures	3	747,375	September 2013	(82)
90-Day Sterling Futures	3	597,355	June 2013	388
Australian Dollar Currency Futures	1	104,100	December 2012	(363)
Australian 10-Year Bond Futures	1	129,947	December 2012	(1,098)
Bank Acceptance Futures	2	493,305	March 2013	(54)
British Pound Currency Futures	1	100,144	December 2012	(290)
Canadian 10-Year Bond Futures	1	137,584	March 2013	1,065
Euro-Bobl Futures	2	326,611	December 2012	635
Euro-Schatz Futures	10	1,430,823	December 2012	1,297
Mexican Peso Futures	2	77,125	December 2012	232
MSCI Taiwan Index	1	27,450	December 2012	778
S&P 500 E-mini Futures	1	70,720	December 2012	(382)
10-Year U.S. Treasury Note	1	133,641	March 2013	209
2-Year U.S. Treasury Note	5	1,102,266	March 2013	226
5-Year U.S. Treasury Note	2	249,438	March 2013	216
				$2,772

As of November 30, 2012, initial margin deposits of $16,310 have been pledged in connection with the open futures contracts.

Orinda SkyView Macro Opportunities Fund
Schedule of Short Futures Contracts
November 30, 2012 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	(4)	416,400	December 2012	$(4,571)
British Pound Currency Futures	(2)	200,288	December 2012	2,782
Canadian Dollar Currency Futures	(2)	201,320	December 2012	(2,758)
Three Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	(2)	535,523	March 2013	(4)
Euro Fx Currency Futures	(5)	812,500	December 2012	(14,737)
Japanese Yen Currency Futures	(4)	606,900	December 2012	29,276
30-Year U.S. Treasury Bond Futures	(1)	150,063	March 2013	(72)
				$9,916

As of November 30, 2012, margin deposits of $38,600 have been pledged in connection with open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Federal Income Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows:

	Orinda SV Hedged Equity*	Orinda SV Macro Opps^

Cost of investments	$117,064,085	$25,183,603
Gross unrealized appreciation	10,861,751	527,900
Gross unrealized depreciation	(5,073,809)	(381,720)
Net unrealized appreciation (depreciation)	$5,787,942	$146,180

*The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

^Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.  Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2012 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or  indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representativesfrom U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the
Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of November 30, 2012:

Orinda SkyView Multi-Manager Hedged Equity Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$86,172,225	$-	$-	$86,172,225
Preferred Stocks	94,216	-	-	94,216
Exchange-Traded Funds	5,950,899	-	-	5,950,899
Warrants	40,800	-	-	40,800
Purchased Options
Call Options	1,480,142	-	-	1,480,142
Put Options	976,953	-	-	976,953
Total Purchased Options	2,457,095	-	-	2,457,095
Short-Term Securities	28,136,792	-	-	28,136,792
Total Investments in Securities	$122,852,027	$-	$-	$122,852,027

Securities Sold Short
Common Stocks	$34,310,755	$-	$-	$34,310,755
Exchange-Traded Funds	6,133,186	-	-	6,133,186
Total Securities Sold Short	40,443,941	-	-	40,443,941
Written Options	$447,111	$-	$-	$447,111
Other Financial Instruments*
Long Futures Contracts	$21,032	$-	$-	$21,032

Orinda SkyView Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$11,926,268	$-	$-	$11,926,268
REITs	144,788	-	-	144,788
Corporate Bonds	-	237,500	-	237,500
Exchange-Traded Funds	2,764,254	-	-	2,764,254
Short-Term Securities	9,623,993	-	-	9,623,993
Purchased Options
Call Options	272,500	-	-	272,500
Put Options	360,480	-	-	360,480
Total Investments in Securities	$25,092,283	$237,500	$-	$25,329,783

Securities Sold Short
Common Stocks	$5,707,769	$-	$-	$5,707,769
Exchange-Traded Funds	804,499	-	-	804,499
Total Securities Sold Short	6,512,268	-	-	6,512,268
Written Options	$243,660	$-	$-	$243,660
Other Financial Instruments*
Long Futures Contracts	2,772	-	-	2,772
Short Futures Contracts	$9,916	$-	$-	$9,916

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments which are presented at the unrealized appreciation (depreciation) on the instrument

Refer to the Funds' Schedules of Investments for a detailed break out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during during the period ended November 30, 2012.

Derivatives Transactions

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the period ended November 30, 2012 for the Hedged Equity Fund were $1,527,847 and $91,484, respectively.  The average monthly notional amount of long futures contracts during the period ended November 30, 2012 was $5,183,391.

The average monthly market values of purchased and written options during the period ended November 30, 2012 for the Macro Opportunities Fund were $112,436 and $39,127, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended November 30, 2012 were $2,720,033 and $1,392,765, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund

Transactions in written options contracts for the period ended November 30, 2012, are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(3,073)	(668,060)
Options closed	946	168,570
Options exercised	-	-
Options expired	90	8,792
Outstanding at November 30, 2012	(2,037)	$(490,698)

Orinda SkyView Macro Opportunities Fund

Transactions in written options contracts for the period ended November 30, 2012, are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(3,025)	(820,619)
Options closed	2,013	542,052
Options exercised	-	-
Options expired
Outstanding at November 30, 2012	(1,012)	$(278,567)

Values of Derivative Instruments as of November 30, 2012 for the Orinda SkyView Multi-Manager Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$2,457,095	Options Written, at fair value	$447,111
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	21,032	N/A	-
Total		$2,478,127		$447,111
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Values of Derivative Instruments as of November 30, 2012 for the Orinda SkyView Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$632,980	Options Written, at fair value	$243,660
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	12,688	N/A	-
Total		$645,668		$243,660
*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Open and Short Futures Contracts.

Other
The Orinda SkyView Multi-Manager Hedged Equity Fund changed its name from the "Orinda Multi-Manager Hedged Equity Fund" to the "Orinda SkyView Multi-Manager Hedged Equity Fund" effective June 28, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 1/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 1/25/2013

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 1/25/2013

* Print the name and title of each signing officer under his or her signature.